Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2019
Income tax incurred and deferred:
Income tax incurred and deferred:

Note 14 - Income tax incurred and deferred:

The Company does not consolidate its results for tax purposes.

a.	Income Tax (IT)

Mexico:

In 2017, 2018 and 2019, the Company determined tax profits in its subsidiaries in the amounts of Ps.6,358,687, Ps.5,984,043 and Ps.6,119,361, respectively. In 2019 and 2018, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.93,975, Ps.41,977 and Ps.36,613, respectively.

The subsidiaries that at December 31, 2017, 2018 and 2019, have not assessed IT due to the tax loss carryforwards, are Cozumel, Minatitlán and Tapachula.

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes for 2014 and subsequent years an income tax rate of 30%.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined that this year it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

Aerostar:

The Company determined tax loss for Ps.343,534 and tax profit for Ps.42,770 in 2018 and 2019 respectively, derived from the agreement with the Department of the Treasury of Puerto Rico in which its operations are subject to income taxes of Puerto Rico of 10% under the provisions of Section 12 (a) of the Public Private Partnership Law (Law) enacted in June 2009.  Derived from the analysis carried out by the Administration, it is considered that there are no impacts due to changes in the legislation of the United States of America made since the 2018 fiscal year.

Airplan:

The Company determined taxable income in accordance with the tax law of Colombia for the period at December 31, 2018 and 2019 of Ps.94,843 and Ps.325,349, and a presumptive income on liquid equity, which results from applying the 4.0% 3.5% on the fiscal liquid equity of the previous year of Ps.23,462 and Ps.24,719, respectively.

The Company is subject to income taxes in Colombia of 34% in 2017 and 33% for 2018 and 2019 plus a 6% surcharge on liquid income less COP.800,000 in 2018. The company determined an income tax of Ps.16,618 in 2017, Ps.31,298 in 2018 and Ps.107,365 in 2019 respectively, and an additional surcharge tax until December 31, 2018.

Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP.800,000, which is equivalent to 6%.  That over rate was repealed to from the year 2018.

Tax Reform Law No. 1943, dated December 28, 2018, sets forth the following rates applicable to corporate taxable income: 33% for fiscal years 2018 and 2019, 32% for fiscal year 2020, 31% for fiscal year 2021, and 30% as from fiscal year 2022.Over the fiscal taxable income.

The IT provision at December 31, 2017, 2018 and 2019 is as follows:

	December 31,
	2017		2018		2019
Mexico:
Current IT	Ps.	1,908,646	Ps.	1,766,083	Ps.	1,864,384
Deferred IT		(312,091)		13,116		57,023
IT provision Mexico	Ps.	1,596,555	Ps.	1,779,199	Ps.	1,921,407
Aerostar:
Current Income Tax						433
Deferred Income Tax		28,678		33,879		38,146
IT provision Aerostar	Ps.	28,678	Ps.	33,879	Ps.	38,579
Airplan:
Current IT		19,551		(20,098)		110,910
Deferred IT		(9,337)		2,981		(92,794)
IT provision Airplan	Ps.	10,214	Ps.	(17,117)	Ps.	18,116
Total IT provision	Ps.	1,635,447	Ps.	1,795,961	Ps.	1,978,102

The reconciliation between the statutory and effective IT rates is shown below:

	December 31,
	2017		2018		2019

Consolidated income before IT and joint venture equity method:	Ps.	8,498,889	Ps.	6,916,699	Ps.	7,661,741
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		16,011		(297,179)		(843,352)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(62,327)		(89,685)		(100,793)
Income before provisions for income taxes		8,452,573		6,529,835		6,717,596
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		2,535,772		1,958,951		2,015,279
Non-deductible items and other permanent differences		8,693		15,126		11,941
Gain on business combination		(2,108,760)				—
Goodwill impairment		1,415,729				—
Annual adjustment for tax inflation		(2,406)		12,101		(12,783)
Accounting disconnect inflation		(249,336)		(189,237)		(93,030)
Recognition for the year Aerostar (1)		28,678		33,879		38,579
Recognition for the year Airplan (1)		10,214		(17,117)		18,116
Other non-taxable earnings		(3,137)		(17,742)		—
IT provision	Ps.	1,635,447	Ps.	1,795,961	Ps.	1,978,102
Effective IT rate		19%		28%		29%
(1)	As of June 1, 2017, Aerostar consolidates into the Company and as of October 19, 2017, Airplan consolidates financially into the Company.

Following are the principal temporary differences with respect to deferred tax:

	Period ended on
	December 31,
	2018		2019

Deferred income tax asset:
Temporary liabilities	Ps.	53,121	Ps.	48,079
Fair value of long-term debt		213,617		175,137
Allowance for doubtful accounts		36,874		34,296
		303,612		257,512
Deferred income tax payable:
Fixed and intangible assets (*)		(3,139,757)		(2,974,108)
Temporary assets		(244,502)		(287,172)
Amortization of expenses		(1,021)		(816)
		(3,385,280)		(3,262,096)
Deferred income tax liability, net	Ps.	(3,081,668)	Ps.	(3,004,584)

(*)Includes Ps.943,256 and Ps.942,519 from Aerostar from the periods 2018 and 2019, and Ps.909,706 and  Ps.695,212 from Airplan in 2018 and 2019.

The net movements of the deferred tax asset and liability for the year are as follows:

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Other		Total

Balances as of December 31, 2017	Ps.	(44,916)	Ps.	2,858,318	Ps.	42,575		177,953	Ps.	3,033,930
Revaluation effect by conversion Airplan y Aerostar				—		20,427		(22,665)		(2,238)
						20,427		(22,665)		(2,238)
Consolidated income statement
Airplan		(2,468)		178,236		(1,433)		(171,354)		2,981
Aerostar		—		35,440		(1,561)		—		33,879
México		10,510		7,755		—		(5,149)		13,116
		8,042		221,431		(2,994)		(176,503)		49,976
Balances as of December 31, 2018	Ps.	(36,874)	Ps.	3,079,749	Ps.	60,008	Ps.	(21,215)	Ps.	3,081,668
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar		—		—		(102,370)		22,911		(79,459)
Consolidated income statement:
Airplan		2,467		(161,556)		(184)		66,479		(92,794)
Aerostar				38,414		(268)				38,146
México		111		60,315				(3,403)		57,023
		2,578		(62,827)		(452)		63,076		2,375
Balances as of December 31,2019	Ps.	(34,296)	Ps.	3,016,922	Ps.	(42,814)	Ps.	64,772	Ps.	3,004,584

b.Return of Asset Tax (AT) in accordance with the Law on Flat Rate Business Tax (Flat Tax Law or LIETU) in Mexico.

AT in excess of IT effectively paid until December 31, 2007, (date on which AT was repealed) is subject to refund in accordance with the procedure established in the Flat Tax Law in the following ten periods up to 10% of the total AT paid and not yet recovered, without it exceeding the difference between the IT paid in the period and the AT paid in the previous three years, whichever is lower, in accordance with the Flat Tax Law, when IT incurred is higher than AT in any of those years, and it is subject to restatement through the application of “National Consumer Price Index” Mexican factors.  The last year that the AT can be recovered is 2017.

During fiscal years 2018 and 2019, the Company obtained the recovery of AT for Ps.89,365 and Ps.21,121 respectively, with recognition in the results as revenue.

In 2018, AT of Ps.932, was applied in the results for the period under income taxes in favor of some subsidiaries in which the tax will not be recoverable not in accordance with the procedure established in the Flat Tax Law, which establishes that the tax is recoverable gradually every year up to a maximum of 10% of the total AT paid in the 10 years prior to 2008.

Recoverable taxes

At December 31, 2018 and 2019, the tax credits are as of Ps.345,730 and Ps.230,030, respectively.

Aerostar tax loss carry forwards:

Aerostar had cumulative tax loss carry forwards whose right to be amortized against future taxable income expires as shown below:

			Year of
Year of loss	Amount		expiration
2012	Ps.	7,085	2022
2013		37,256	2023
2014		25,545	2024
2015		28,520	2025
2016		27,745	2026
2017		22,248	2027
2018		19,834	2028
Total	Ps.	168,233

Temporal differences not recognized

Temporary difference related to investments in subsidiaries for which no liabilities have been recognized for deferred income tax:

	December 31,
	2018		2019
Undistributed utilities	Ps.	3,089,012	Ps.	3,424,951
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	926,704	Ps.	1,027,485

This tax could be subject to a more thorough revision, as well as the application of tax treaties existing in the countries of origin.